Cover	Mar. 04, 2021
Cover [Abstract]
Document Type	8-K
Entity File Number	001-38646
Entity Registrant Name	Dow Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-1128146
Written Communications	false
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Entity Central Index Key	0001751788
Document Period End Date	Mar. 04, 2021
Entity Address, Address Line One	2211 H.H. Dow Way
Entity Address, City or Town	Midland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
City Area Code	989
Local Phone Number	636-1000
Document Information [Line Items]
Entity File Number	001-38646
Entity Registrant Name	Dow Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-1128146
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
Entity Address, Address Line One	2211 H.H. Dow Way
Entity Address, City or Town	Midland
City Area Code	989
Local Phone Number	636-1000
Written Communications	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DOW
Security Exchange Name	NYSE
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Entity Central Index Key	0001751788
Document Type	8-K
Document Period End Date	Mar. 04, 2021
The Dow Chemical Company
Cover [Abstract]
Document Type	8-K
Entity File Number	001-03433
Entity Registrant Name	The Dow Chemical Company
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-1285128
Written Communications	false
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Entity Central Index Key	0000029915
Document Period End Date	Mar. 04, 2021
Entity Address, Address Line One	2211 H.H. Dow Way
Entity Address, City or Town	Midland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
City Area Code	989
Local Phone Number	636-1000
Document Information [Line Items]
Entity File Number	001-03433
Entity Registrant Name	The Dow Chemical Company
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-1285128
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
Entity Address, Address Line One	2211 H.H. Dow Way
Entity Address, City or Town	Midland
City Area Code	989
Local Phone Number	636-1000
Written Communications	false
Security Exchange Name	NYSE
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Entity Central Index Key	0000029915
Document Type	8-K
Document Period End Date	Mar. 04, 2021
The Dow Chemical Company | 0.500% Notes due March 15, 2027
Document Information [Line Items]
Title of 12(b) Security	0.500% Notes due March 15, 2027
Trading Symbol	DOW/27
The Dow Chemical Company | 1.125% Notes due March 15, 2032
Document Information [Line Items]
Title of 12(b) Security	1.125% Notes due March 15, 2032
Trading Symbol	DOW/32
The Dow Chemical Company | 1.875% Notes due March 15, 2040
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes due March 15, 2040
Trading Symbol	DOW/40
The Dow Chemical Company | 4.625% Notes due October 1, 2044
Document Information [Line Items]
Title of 12(b) Security	4.625% Notes due October 1, 2044
Trading Symbol	DOW/44